FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2022
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
NOTE 23: FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	2022 £m	2021 £m
Liabilities designated at fair value through profit or loss: debt securities in issue	5,159	6,537
At 31 December 2022 £4,965 million (2021: £6,258 million of financial liabilities at fair value through profit or loss had a contractual residual maturity of greater than one year.
Liabilities designated at fair value through profit or loss primarily represent debt securities in issue which either contain substantive embedded derivatives which would otherwise need to be recognised and measured at fair value separately from the related debt securities, or which are accounted for at fair value to significantly reduce an accounting mismatch.
The amount contractually payable on maturity of the debt securities held at fair value through profit or loss at 31 December 2022 was £11,195 million, which was £6,036 million higher than the balance sheet carrying value (2021: £10,558 million, which was £4,021 million higher than the balance sheet carrying value). At 31 December 2022 there was a cumulative £324 million decrease in the fair value of these liabilities attributable to changes in credit spread risk; this is determined by reference to the quoted credit spreads of the Bank. Of the cumulative amount, a decrease of £519 million arose in 2022 and an increase of £86 million arose in 2021.